EV MARATHON GOLD & NATURAL RESOURCES FUND
                               24 Federal Street
                                Boston, MA 02110


                                                              September 15, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:  Rule 24f-2 Notice for
     EV Marathon Gold & Natural Resources Fund
     1933 Act File No. 33-16355
     1940 Act File no. 811-5272

     In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, EV Marathon Gold & Natural Resources Fund (the "Fund") hereby files its Rule 24f-2 Notice.

     (i) This Rule 24f-2 Notice is being filed for the period from October 1, 1994 to August 31, 1995 ("Fiscal Period"). It is the intent of the Fund to cease operations effective August 31, 1995, therefore this Notice serves to terminate the Fund's election under Rule 24f-2.

     (ii) No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Period.

     (iii) no shares of the Fund were registered during the Fiscal Period pursuant to Rule 24e-2.

     (iv) 345,018 shares of the Fund were sold during the Fiscal Period.

     (v) 345,018 shares of the Fund were sold during the Fiscal Period in reliance upon the Declaration of the Fund pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.

     In accordance with subsection (c) of Rule 24f-2, $266.21 has been wired per instructions, which represents the registration fee. Such fee is based upon the actual aggregate sale price for which such securities were sold during the fiscal year, reduced by the actual aggregate redemption price of the shares redeemed by the Fund during the fiscal year.

Rule 24f-2 Notice of                                             Page 2
EV Marathon Gold & Natural Resources Fund
1933 Act File No. 33-16355
1940 Act File no. 811-5272


Aggregate Sale Price for Shares                        $  5,064,821.00
Sold During Fiscal Period Pursuant to
Rule 24f-2.

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period                                     $   4,292,802.00

and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by the Fund Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940                    $           0.00
                                                       -----------------

Equals                                                 $     772,019.00 *
                                                       =================


     Any questions regarding the matter should be addressed to Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


                                                       Sincerely,

                                                       EV Marathon Gold &
                                                       Natural Resources Fund


                                                       /s/William J. Austin, Jr.
                                                       William  J. Austin, Jr.
                                                       Assistant Treasurer

* The redemption credits to which the registrant is entitled, are being assumed by Eaton Vance Growth Trust (File Nos: 2-22019 and 811-1241) and will be reflected in the next Rule 24f-2 Notice of such Trust.


Enclosures  (Opinion of Counsel)

                               OPINION OF COUNSEL


                                                              September 15, 1995


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:      Rule 24f-2 Notice of
         EV Marathon Gold & Natural Resources Fund
         1933 Act File No. 33-16355
         1940 Act File no. 811-5272



Gentlemen:

     In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, 345,018 shares of the Fund sold in reliance upon said Rule 24f-2 during the period from October 1, 1994 to August 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                                      Sincerely,

                                                      Eaton Vance Management


                                                      /s/H. Day Brigham, Jr.
                                                      H. Day Brigham, Jr.

                                                      Vice President and
                                                      Chairman of the Management
                                                      Committee
                                                      Member of Massachusetts
                                                      and New York Bars